Post-employment benefits - Post-employment benefits (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Post-employment benefits [Line Items]
Present value of funded obligations	€ 1,370	€ 1,521
Present value of unfunded obligations	600	633
Net defined benefit liability (asset)	590	750
Post-employement benefit [Member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	590	750
Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	1,970	2,153	€ 3,350
Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	1,380	1,403	€ 2,526
Germany [Member]
Post-employment benefits [Line Items]
Present value of funded obligations	606	649
Present value of unfunded obligations	316	344
Net defined benefit liability (asset)	349	450
Germany [Member] | Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	921	993
Germany [Member] | Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	572	543
United States of America [Member]
Post-employment benefits [Line Items]
Present value of funded obligations	(558)	568
Present value of unfunded obligations	149	141
Net defined benefit liability (asset)	84	95
United States of America [Member] | Post-employement benefit [Member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	84
United States of America [Member] | Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	708	709
United States of America [Member] | Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	623	613
Other countries [Member]
Post-employment benefits [Line Items]
Present value of funded obligations	(206)	304
Present value of unfunded obligations	135	147
Net defined benefit liability (asset)	157	205
Other countries [Member] | Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	341	451
Other countries [Member] | Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	€ 185	€ 247